Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations Income Statement Disclosures

Results and net income from discontinued operations are as follows, reflecting the results of SafirRosetti, Preparedness Services, Fraud and SIU Services, Bode and International Strategies:

	For the years ended December 31,
	2012	2011	2010
Revenues	$-	$-	$64,760
Income from operations	$-	$-	$402
Gain (loss) on disposal, net of tax	$9,950	$2,589	$(119)
Income, before tax	$9,950	$2,612	$329
Income, net of tax	$9,950	$2,612	$840

Schedule Of Discontinued Operations Balance Sheet Disclosures

There were no assets included in discontinued operations as of December 31, 2012 and 2011. Liabilities included in discontinued operations are as follows:

	As of December 31,
Liabilities	2012	2011
Accounts payable	$-	$56
Accrued expenses and other current liabilities	798	1,138
Total liabilities of discontinued operations	$798	$1,194

SafirRosetti
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Discontinued Operation
Through December 31, 2012, the Company has recorded a cumulative loss of $387 on the sale of SafirRosetti, pursuant to the following:

Cash selling price	$3,500
Note receivable, net	1,670
Contingent cash consideration received	1,284
Total consideration from sale	6,454
Less: expenses of sale	(180)
Net proceeds from sale	6,274
Less: net book value of assets sold to buyer or written off in connection with the sale	(6,661)
Net (loss) on the sale of SafirRosetti	$(387)

Preparedness Services Business Unit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Discontinued Operation

Through December 31, 2012, the Company has recorded a cumulative gain of $9,767 on the sale of Preparedness Services, pursuant to the following:

Cash selling price	$10,006
Working capital adjustment	1,652
Contingent cash consideration recognized	10,067
Liabilities assumed by purchaser	3,225
Gross proceeds from sale	24,950
Less: expenses of sale	(1,153)
Net proceeds from sale	23,797
Less: net book value of assets sold to buyer or written off in connection with the sale	(14,030)
Net gain on the sale of Preparedness Services	$9,767

Bode
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Discontinued Operation

Through December 31, 2012, the Company has recorded a cumulative gain, net of tax, of $3,060 on the sale of Bode, pursuant to the following:

Cash selling price (of which $2,450 was initially held in escrow)	$25,000
Working capital adjustment	2,286
Liabilities assumed	2,327
Gross proceeds from sale	29,613
Less: expenses of sale	(2,142)
Net proceeds from sale	27,471
Less: net book value of assets sold to buyer or written off in connection with the sale	(24,268)
Gain on the sale of Bode, before tax effect	3,203
Income tax on the sale of Bode, as adjusted	(143)
Gain on the sale of Bode, net of tax	$3,060

Fraud and SIU Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Discontinued Operation

Through December 31, 2012 the Company has recorded a cumulative loss of $20 on the sale of Fraud and SIU Services, pursuant to the following:

Cash selling price	$8,615
Liabilities assumed by purchaser	2,978
Contingent cash consideration received	107
Gross proceeds from sale	11,700
Less: expenses of sale	(829)
Net proceeds from sale	10,871
Less: net book value of assets sold to buyer or written off in connection with the sale	(10,891)
Net loss on the sale of Fraud and SIU Services	$(20)